UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10501

Name of Fund: BlackRock Municipal 2018 Term Trust (BPK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2011

Date of reporting period: 09/30/2011

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Municipal 2018 Term Trust (BPK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.8%
Courtland IDB Alabama, Refunding RB, International Paper Co. Projects, Series A, 4.75%, 5/01/17	$1,000	$1,018,190
Huntsville Health Care Authority Alabama, Refunding RB, Series A, 5.63%, 6/01/22	5,845	5,969,732
		6,987,922
Arizona — 2.7%
Phoenix Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/21	4,660	5,517,720
Salt Verde Financial Corp., RB, Senior, 5.25%, 12/01/20	1,000	1,014,460
		6,532,180
California — 15.2%
Agua Caliente Band of Cahuilla Indians, RB, 5.60%, 7/01/13 (a)	755	741,267
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 8/15/19	2,570	2,943,370
California Pollution Control Financing Authority, RB, Waste Management, Inc. Project, Series C, AMT, 5.13%, 11/01/23	6,500	6,684,405
California Pollution Control Financing Authority, Refunding RB, Republic Services, Inc. Project, Series C, Mandatory Put Bonds, AMT, 5.25%, 6/01/23	4,055	4,383,536
California State Department of Water Resources, Refunding RB, Series L, 5.00%, 5/01/18	5,000	5,930,400
Clovis Unified School District California, GO, CAB, Election of 2004, Series A (NPFGC), 5.13%, 8/01/21 (b)(c)	5,425	4,297,793
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	3,750	4,392,450
San Manuel Entertainment Authority, Series 04-C, 4.50%, 12/01/16 (a)	4,000	4,037,520
State of California, Refunding RB, 5.00%, 9/01/18	3,380	3,918,434
		37,329,175

Municipal Bonds	Par (000)	Value
Colorado — 4.4%
Colorado Housing & Finance Authority, RB, Disposal, Waste Management, Inc. Project, AMT, 5.70%, 7/01/18	$5,000	$5,575,950
Park Creek Metropolitan District Colorado, Refunding RB, Senior, Limited Tax, Property Tax, 5.25%, 12/01/20	5,010	5,219,869
		10,795,819
Florida — 2.9%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/22	1,250	1,367,500
Pine Island Community Development District, RB, 5.30%, 11/01/10 (d)(e)	400	202,840
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 5/01/13	2,270	1,952,654
Village Center Community Development District, RB, Sub-Series B, 5.88%, 1/01/15	3,690	3,720,738
		7,243,732
Illinois — 18.4%
City of Chicago Illinois, RB, General Airport, Third Lien, Series A (AMBAC):
5.00%, 1/01/19	5,000	5,400,400
5.00%, 1/01/20	3,000	3,211,740
City of Chicago Illinois, Refunding RB, General Airport, Third Lien, Series A, AMT (NPFGC), 5.75%, 1/01/18	5,000	5,045,500
Illinois Finance Authority, RB, MJH Education Assistance IV LLC, Sub- Series A, 5.50%, 6/01/19 (d)(e)	2,750	1,508,265
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.00%, 11/01/18	2,290	2,639,225
Elmhurst Memorial Healthcare, 5.50%, 1/01/22	5,000	5,041,050
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC):
5.35%, 6/15/19	1,885	2,057,270
5.40%, 6/15/20	1,985	2,154,837
5.45%, 6/15/21	2,090	2,261,359

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois State Toll Highway Authority, RB, Senior Priority, Series A (AGM), 5.00%, 1/01/19	$2,250	$2,445,997
Railsplitter Tobacco Settlement Authority, RB, 5.00%, 6/01/18	10,000	11,072,900
State of Illinois, RB, Build Illinois, Series B, 5.00%, 6/15/18	2,000	2,332,620
		45,171,163
Indiana — 7.0%
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village, 6.25%, 1/01/24	3,575	3,181,000
Indiana Health Facility Financing Authority, RB, Health System, Sisters of St. Francis, 5.75%, 11/01/21 (f)	10,000	10,148,000
Indiana State Municipal Power Agency, Series A, 5.00%, 1/01/19 (g)	875	1,012,331
Indianapolis Airport Authority, Refunding RB, Special Facilities, FexEx Corp. Project, AMT, 5.10%, 1/15/17	2,500	2,799,150
		17,140,481
Kansas — 1.2%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.00%, 11/15/18	2,500	2,929,200
Kentucky — 1.3%
Kentucky Housing Corp., RB, Series C, AMT, 4.63%, 7/01/22	3,195	3,245,864
Louisiana — 0.5%
Louisiana Public Facilities Authority, RB, Department of Public Safety Fire Marshal’s Headquarter Project (NPFGC), 5.88%, 6/15/14	1,350	1,362,393
Maryland — 1.2%
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, 5.00%, 1/01/19	1,685	1,798,822
University of Maryland Medical System, 5.00%, 7/01/18	1,000	1,123,010
		2,921,832
Massachusetts — 0.1%
Massachusetts State Water Pollution Abatement, Refunding RB, MWRA Program, Sub-Series A, 6.00%, 8/01/23	135	135,564
Michigan — 3.4%
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.00%, 5/15/18	2,025	2,293,657
Michigan State Hospital Finance Authority, Refunding RB:
Oakwood Obligation Group, Series A, 5.00%, 7/15/18	1,000	1,075,200

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan State Hospital Finance Authority, Refunding RB (concluded):
Sparrow Obligated, 4.50%, 11/15/26	$3,500	$3,420,935
Michigan State Housing Development Authority, RB, Series B, 4.15%, 4/01/18	1,000	1,032,690
Pontiac Tax Increment Finance Authority Michigan, Tax Allocation Bonds, Refunding, Tax Increment Development (ACA), 5.38%, 6/01/17 (f)	640	668,000
		8,490,482
Mississippi — 3.9%
County of Lowndes Mississippi, Refunding RB, Weyerhaeuser Co. Project, Series A, 6.80%, 4/01/22	9,000	9,615,060
Multi-State — 8.9%
Centerline Equity Issuer Trust (FHLMC), 6.80%, 10/31/52 (a)(h)	14,000	15,203,580
MuniMae TE Bond Subsidiary LLC (a)(h):
5.20%, 6/29/49	6,000	4,320,060
Series D, 5.90%, 11/29/49	4,000	2,280,040
		21,803,680
Nebraska — 0.7%
Public Power Generation Agency, RB, Whelan Energy Center, Series 2-A (AGC), 5.00%, 1/01/18	1,500	1,712,025
Nevada — 3.0%
City of Henderson Nevada, Special Assessment Bonds, District No. T-18, 5.15%, 9/01/21	1,000	575,420
City of Las Vegas Nevada, Special Assessment Bonds, Summerlin Area, 5.35%, 6/01/17	1,020	999,447
Director of the State of Nevada Department of Business & Industry, RB, Republic Services, Inc. Project, Mandatory Put Bonds, AMT, 5.63%, 12/01/26	5,120	5,704,755
		7,279,622
New Hampshire — 6.3%
New Hampshire Business Finance Authority, Refunding RB, Public Service Co. of New Hampshire Project (NPFGC):
Series B, AMT, 4.75%, 5/01/21	6,000	6,126,840
Series C, 5.45%, 5/01/21	7,000	7,206,430
New Hampshire Health & Education Facilities Authority, RB, Exeter Project, 6.00%, 10/01/24	2,025	2,048,652
		15,381,922

BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 18.2%
New Jersey EDA, RB:
Cigarette Tax 5.50%, 6/15/24	$7,000	$6,974,030
Continental Airlines, Inc. Project, AMT, 7.00%, 11/15/30	4,065	4,026,139
Continental Airlines, Inc. Project, AMT, 7.20%, 11/15/30	6,750	6,755,332
New Jersey EDA, Refunding RB, School Facilities, Series GG, 5.00%, 9/01/20	4,000	4,521,600
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 5.50%, 4/01/16	8,410	8,288,391
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 6.25%, 12/01/18	2,500	2,972,050
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 5.00%, 7/01/18	850	951,805
AtlantiCare Regional Medical Center, 5.00%, 7/01/20	1,500	1,631,730
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series T, AMT, 4.55%, 10/01/22	2,500	2,536,450
New Jersey State Turnpike Authority, RB, Series G, 5.00%, 1/01/18	1,350	1,561,113
Newark Housing Authority, RB, South Ward Police Facility (AGC), 4.50%, 12/01/18	4,000	4,444,560
		44,663,200
New York — 6.4%
City of New York New York, GO, Sub- Series F-1, 5.00%, 9/01/18	7,500	8,475,000
Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 11/15/18	1,000	1,191,390
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 5.00%, 12/01/20	1,200	1,212,672
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed, Series B- 1C, 5.50%, 6/01/20	4,500	4,831,245
		15,710,307
North Carolina — 7.0%
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 4.00%, 1/01/18	3,865	4,231,363
North Carolina HFA, Refunding RB, Series 28-A, AMT, 4.65%, 7/01/23	3,105	3,154,556
North Carolina Municipal Power Agency No. 1, Refunding RB, Series B, 5.00%, 1/01/21	5,000	5,737,850

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
Wake County Industrial Facilities & Pollution Control Financing Authority North Carolina, Refunding RB, Carolina Power & Light Co. Project, 5.38%, 2/01/17	$4,000	$4,099,280
		17,223,049
Ohio — 2.4%
American Municipal Power-Ohio, Inc., RB, Prairie State Energy Campus Project, Series A, 5.25%, 2/15/23	5,000	5,553,200
Pinnacle Community Infrastructure Financing Authority, RB, Facilities, Series A, 6.00%, 12/01/22	415	376,878
		5,930,078
Oklahoma — 1.1%
Tulsa Airports Improvement Trust, RB, Series A, Mandatory Put Bonds, AMT, 7.75%, 6/01/35	2,700	2,756,268
Pennsylvania — 6.1%
Cumberland County Municipal Authority, RB, Diakon Lutheran, 5.75%, 1/01/19	2,375	2,587,444
Montgomery County IDA Pennsylvania, MRB, Whitemarsh Continuing Care, 6.00%, 2/01/21	2,000	1,852,740
Pennsylvania Higher Educational Facilities Authority, RB, Drexel University, Series A, 5.00%, 5/01/18	1,000	1,140,950
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 5.00%, 6/01/22	1,000	1,116,690
Philadelphia Authority for Industrial Development, RB, Series B (AGM), 5.50%, 10/01/11 (f)	3,000	3,030,450
West Cornwall Township Municipal Authority Pennsylvania, RB, Elizabethtown College Project(f):
5.90%, 12/15/11	2,500	2,529,500
6.00%, 12/15/11	2,650	2,681,826
		14,939,600
Puerto Rico — 1.2%
Commonwealth of Puerto Rico, GO, Public Improvement, Series B, 5.25%, 7/01/17	2,665	2,875,295
South Carolina — 2.1%
South Carolina Jobs-EDA, Refunding RB, Palmetto Health Alliance, Series A, 6.13%, 8/01/23	5,000	5,140,850
Tennessee — 3.3%
Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, CAB, Series A (AGM), 5.63%, 1/01/19 (c)	12,000	8,211,960

BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas — 14.3%
Alliance Airport Authority Texas, Refunding RB, FedEx Corp. Project, AMT, 4.85%, 4/01/21	$2,000	$2,089,860
Birdville ISD Texas, GO, Refunding, CAB (PSF-GTD) (c):
5.40%, 2/15/18	1,615	1,418,002
5.46%, 2/15/19	1,815	1,527,849
5.51%, 2/15/20	2,625	2,113,282
5.54%, 2/15/21	2,500	1,922,575
Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, Mandatory Put Bonds, AMT, 5.75%, 5/01/36	3,510	3,469,881
Central Texas Regional Mobility Authority, RB, Senior Lien:
5.75%, 1/01/18	750	810,293
5.75%, 1/01/19	750	808,853
City of Dallas Texas, Refunding RB (AGC), 5.00%, 8/15/21	2,500	2,759,325
City of Houston Texas, RB, Refunding Sub Lien Series B, 5.00%, 7/01/18	1,000	1,157,440
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, Joint Series A, AMT (NPFGC):
5.88%, 11/01/17	5,000	5,018,900
5.88%, 11/01/18	5,000	5,018,900
North Texas Tollway Authority, RB, Series C:
5.00%, 1/01/19	2,215	2,497,102
5.25%, 1/01/20	4,000	4,496,520
		35,108,782
U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority, Refunding RB, Senior Lien, Series B, 5.00%, 10/01/18	1,000	1,084,560
Virginia — 1.1%
Virginia HDA, RB, Sub-Series E-2, AMT, 4.38%, 10/01/19	2,750	2,781,158
Washington — 0.2%
Washington Health Care Facilities Authority, RB, Providence Health & Services, Series B, 5.00%, 10/01/18	500	588,095
Wisconsin — 4.0%
City of Franklin Wisconsin, RB, Waste Management, Inc. Project, AMT, 4.95%, 4/01/16	1,990	2,206,790
State of Wisconsin, Refunding RB, Series A, 5.00%, 5/01/18	1,000	1,188,590
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc.:
5.38%, 10/01/11 (f)	4,560	4,606,238
5.00%, 4/01/19	1,265	1,454,004

Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc.:
5.38%, 10/01/21	$440	$445,122
		9,900,744
Total Municipal Bonds – 151.7%		372,992,062

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (i)
Illinois — 2.3%
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.00%, 11/01/20	5,000	5,603,650
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 2.3%		5,603,650
Total Long-Term Investments (Cost – $364,623,898) – 154.0%		378,595,712

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (j)(k)	1,612,791	1,612,791
Total Short-Term Securities (Cost – $1,612,791) – 0.7%		1,612,791
Total Investments (Cost — $366,236,689*) - 154.7%		380,208,503
Other Assets Less Liabilities – 1.3%		3,237,231
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (1.5)%		(3,753,741)
Preferred Shares, at Redemption Value – (54.5)%		(133,853,132)
Net Assets – 100.0%		$245,838,861

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate Cost	$362,486,689
Gross unrealized appreciation	$20,604,035
Gross unrealized depreciation	(6,632,221)
Net unrealized appreciation	$13,971,814

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security is collateralized by Municipal or US Treasury obligations.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Non-income producing security.

(f)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2011	4

Schedule of Investments (concluded)	BlackRock Municipal 2018 Term Trust (BPK)

(g)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Citigroup Global Markets	$1,012,331	$(7,971)

(h)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(i)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(j)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at September 30, 2011	Income

FFI Institutional Tax-Exempt Fund	823,002	789,789	1,612,791	$1,526

(k)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$378,595,712	—	$378,595,712
Short Term Securities	$1,612,791	—	—	1,612,791
Total	$1,612,791	$378,595,712	—	$380,208,503

[1]	See the above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2018 Term Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2018 Term Trust

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2018 Term Trust

Date: November 23, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2018 Term Trust

Date: November 23, 2011